Derivatives and hedge accounting - Maturity derivatives designated in net investment hedging (Details) - Hedges of net investments in foreign operations [member] - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument	(5,514)	(4,780)
Other FX derivatives [member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument		(8)
Less than 1 month [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument	(4,462)	(3,825)
Less than 1 month [member] | Other FX derivatives [member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument		(8)
1 to 3 months [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument	(461)	(375)
3 to 12 months [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument	(590)
1-2 years [member] | FX forwards and cross currency swaps [Member]
Disclosure of detailed information about hedges [table]
Nominal Amount Of Hedging Instrument		(580)